NOTE 10 - CONCENTRATIONS	9 Months Ended
Sep. 30, 2013
Risks and Uncertainties [Abstract]
NOTE 10 - CONCENTRATIONS

NOTE 10 - CONCENTRATIONS

Revenue

The Company has one affiliated medical provider, who is a director of the Company with revenues that represented approximately 4% and 2% of net revenues as of September 30, 2013 and September 30, 2012, respectively.

The Company’s top 3 unaffiliated medical providers represented approximately 96% of revenues for the nine month period ended September 30, 2013. The Company’s top 3 unaffiliated providers represented approximately 43% of revenues for the nine month period ended September 30, 2012.  The Company enjoyed good relations with these providers. However, the loss of any of these providers, if they had not been replaced, could have had an adverse impact on the Company’s operations.